INVENTORY	12 Months Ended
Nov. 30, 2022
Inventory Disclosure [Abstract]
INVENTORY	NOTE 5 – INVENTORY Inventory consisted of the following as of November 30:
	2022	2021
Raw materials	$510,318	$315,462
Work in process	-	102,989
Total inventory	$510,318	$418,451